ORGANIZATION (Tables)	12 Months Ended
Dec. 31, 2012
Summary Of Subsidiaries And Consolidated Variable Interest Entities

As of December 31, 2012, subsidiaries of the Company and its consolidated variable interest entities where the Company is the primary beneficiary includes the following entities:

Entity	Date of incorporation/ Acquisition	Place of incorporation	Percentage of direct ownership by the Company	Principal activities
Direct
Subsidiaries:
21ViaNet Group Limited (“21Vianet HK”)	May 25, 2007	Hong Kong	100%	Investment holding
21ViaNet Data Center Co., Ltd. (“21Vianet China”) (1)	June 12, 2000	PRC	100%	Provision of technical and consultation services and rental of long-lived assets
Fastweb International Holdings (“Fastweb Holdings”) (5)	September 9, 2012	Cayman Islands	100%	Investment holding
Hongkong Fastweb Holdings Co., Limited (“Fastweb HK”) (5)	September 9, 2012	Hong Kong	100%	Investment holding
Beijing Fastweb Technology Co., Ltd. (“Fastweb Technology”) (1) / (5)	September 9, 2012	PRC	100%	Dormant Company
21Vianet (Foshan) Technology Co., Ltd. (“FS Technology”) (1)	December 20, 2011	PRC	100%	Trading of network equipment
21Vianet Anhui Suzhou Technology Co., Ltd. (“SZ Technology”) (1)	November 16, 2011	PRC	100%	Trading of network equipment
21ViaNet@Xian Holding Limited (“21V Xi’an Holding”) (4)	July 5, 2012	British Virgin Islands	100%	Investment holding
21Vianet (Xi’an) Technology Co., Ltd. (“Xi’an Tech”) (1) / (4)	July 5, 2012	PRC	100%	Provision of internet data center

Variable Interest Entity (the “VIE”)
Beijing aBitCool Network Technology Co., Ltd. (“21Vianet Technology”) (1) / (2)	October 22, 2002	PRC	—	Provision of internet data center and managed network services

Held directly by 21Vianet Technology:
Beijing 21Vianet Broad Band Data Center Co., Ltd. (“21Vianet Beijing”) (1) / (2)	March 15, 2006	PRC	—	Provision of internet data center and managed network services

Held directly by 21Vianet Beijing:
Shanghai Wantong 21Vianet Information Technology Co., Ltd. (“SH Wantong”) (1) / (2)	February 20, 2008	PRC	—	Provision of internet data center services
21Vianet (Xi’an) Information Outsourcing Industry Park Services Co., Ltd. (“Xi’an Sub”) (1) / (2)	June 23, 2008	PRC	—	Provision of internet data center services
Beijing Chengyishidai Network Technology Co., Ltd. (“CYSD”) (1) / (2) / (3)	September 30, 2010	PRC	—	Provision of managed network services
Zhiboxintong (Beijing) Network Technology Co., Ltd. (“ZBXT”) (1) / (2) / (3)	September 30, 2010	PRC	—	Provision of managed network services
Beijing Bozhiruihai Network Technology Co., Ltd.(1) / (2) / (3)	September 30, 2010	PRC	—	Provision of managed network services
Beijing Bikonghengtong Network Technology Co., Ltd. (1) / (2) / (3)	September 30, 2010	PRC	—	Provision of managed network services
Xingyunhengtong Beijing Network Technology Co., Ltd. (1) / (2) / (3)	September 30, 2010	PRC	—	Provision of managed network services
Fuzhou Yongjiahong Communication Technology Co., Ltd. (1) / (2) / (3)	September 30, 2010	PRC	—	Provision of managed network services
Jiujiang Zhongyatonglian Network Technology Co., Ltd. (1) / (2) / (3)	November 16, 2010	PRC	—	Provision of managed network services
Guangzhou Gehua Network Technology and Development Co., Ltd.(1) (2) (“Gehua”)	October 8, 2011	PRC	—	Provision of managed network services
Shanghai Cloud 21Vianet Network Co., Ltd.(1) / (2) (“SH Cloud”)	October 1, 2011	PRC	—	Dormant Company
Shenzhen Cloud Information Technology Co., Ltd. (1) / (2) (“SZ Cloud”)	October 27, 2011	PRC	—	Dormant Company
Langfang Xunchi Computer Data Processing Co., Ltd. (1) / (2)	December 19, 2011	PRC	—	Dormant Company
Beijing Fastweb Network Technology Co., Ltd. (“Fastweb Network BJ”) (1) / (2) / (5)	September 9, 2012	PRC	—	Provision of internet data center and internet content delivery network services
Shanghai Fawei Technology Co., Ltd. (“SH Fawei”) (1) / (2) / (5)	July 18, 2008	PRC	—	Internet data center, content delivery network and related services
Suzhou Fastweb Technology Co., Ltd. (“SZ Fastweb”) (1) / (2) / (5)	February 1, 2010	PRC	—	Dormant Company
Hangzhou Zhentuo Information Technology Co., Ltd. (“HZ Zhentuo”) (1) / (2) / (6)	August 16, 2012	PRC	—	Dormant Company
Shanghai Xiangyun 21Vianet Network Technology Co., Ltd. (“SH Xiangyun”) (1) / (2) / (7)	October 22, 2012	PRC	—	Dormant Company

(1)	Collectively “PRC Subsidiaries”
(2)	Collectively “Consolidated VIE”
(3)	Collectively “Managed Network Entities”
(4)	On July 5, 2012, the Company through its wholly-owned subsidiary, 21Vianet HK, acquired 100% equity interests in these entities (collectively referred to as “21V Xi’an”) from 21 Vianet Infrastructure Limited, a subsidiary of aBitCool Inc. (“aBitCool”) (Note 4).
(5)	On September 9, 2012, the Company and its subsidiary, 21Vianet Beijing, acquired 100% equity interests in these entities (collectively referred to as “Fastweb”) (Note 4).
(6)	On August 16, 2012, HZ Zhentuo was incorporated in Hangzhou in the PRC by 21Vianet Beijing as a wholly-owned subsidiary.
(7)	On October 22, 2012, SH Xiangyun was incorporated in Shanghai in the PRC by 21Vianet Beijing as a wholly-owned subsidiary.

Consolidated VIE Included In Accompanying Consolidated Financial Statements

The following financial information of the Consolidated VIE was included in the accompanying consolidated financial statements as of December 31, 2011 and 2012 and for the years ended December 31, 2010, 2011 and 2012:

	As of December 31,
	2011	2012
	RMB	RMB	US$
Total assets	1,165,210	1,630,208	261,666
Total liabilities	704,879	930,038	149,281

	For the Year Ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Net revenues	525,203	1,020,929	1,524,158	244,644
Net profit	30,668	51,566	122,552	19,671

	For the Year Ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Net cash provided by operating activities	80,663	150,739	169,304	27,175
Net cash used in investing activities	(616)	(224,704)	(205,069)	(32,916)
Net cash provided by financing activities	41,835	86,109	110,076	17,668